UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537

Franklin Custodian Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

Item 1. Schedule of Investments.

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2017 (unaudited)

Franklin DynaTech Fund
	Country	Shares	Value
Common Stocks 97.2%
Aerospace & Defense 2.4%
The Boeing Co	United States	200,000	$39,550,000
Raytheon Co	United States	300,000	48,444,000
			87,994,000
Air Freight & Logistics 1.2%
FedEx Corp	United States	200,000	43,466,000
Automobiles 0.2%
[a] Tesla Inc	United States	25,000	9,040,250
Biotechnology 7.0%
Amgen Inc	United States	80,000	13,778,400
[a] Biogen Inc	United States	80,000	21,708,800
[a] Bioverativ Inc	United States	50,000	3,008,500
[a] Bluebird Bio Inc	United States	52,000	5,462,600
[a] Celgene Corp	United States	650,000	84,415,500
[a] Clovis Oncology Inc	United States	50,000	4,681,500
[a] Incyte Corp	United States	300,000	37,773,000
[a] Neurocrine Biosciences Inc	United States	100,000	4,600,000
[a] Regeneron Pharmaceuticals Inc	United States	110,000	54,025,400
[a] Tesaro Inc	United States	200,000	27,972,000
			257,425,700
Capital Markets 4.5%
The Charles Schwab Corp	United States	300,000	12,888,000
The Goldman Sachs Group Inc	United States	40,000	8,876,000
Intercontinental Exchange Inc	United States	750,000	49,440,000
MarketAxess Holdings Inc	United States	200,000	40,220,000
Moody’s Corp	United States	300,000	36,504,000
MSCI Inc	United States	200,000	20,598,000
			168,526,000
Communications Equipment 0.2%
[a] Arista Networks Inc	United States	60,000	8,987,400
Electrical Equipment 0.4%
Rockwell Automation Inc	United States	100,000	16,196,000
Electronic Equipment, Instruments & Components 2.5%
Amphenol Corp., A	United States	500,000	36,910,000
Cognex Corp	United States	155,000	13,159,500
[a] Coherent Inc	United States	85,000	19,124,150
Keyence Corp	Japan	50,000	21,931,813
			91,125,463
Energy Equipment & Services 0.9%
Schlumberger Ltd	United States	500,000	32,920,000
Equity Real Estate Investment Trusts (REITs) 4.7%
American Tower Corp	United States	325,000	43,004,000
Equinix Inc	United States	200,000	85,832,000
[a] SBA Communications Corp., A	United States	325,000	43,842,500
			172,678,500
Health Care Equipment & Supplies 5.6%
Abbott Laboratories	United States	250,000	12,152,500
[a] Align Technology Inc	United States	53,000	7,956,360
Becton, Dickinson and Co	United States	21,000	4,097,310

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Danaher Corp	United States	100,000	$8,439,000
[a] Edwards Lifesciences Corp	United States	400,000	47,296,000
[a] IDEXX Laboratories Inc	United States	380,000	61,339,600
[a] Intuitive Surgical Inc	United States	12,000	11,224,440
Ion Beam Applications.	Belgium	135,000	7,441,102
[a] iRhythm Technologies Inc	United States	60,000	2,549,400
[a] Nevro Corp	United States	130,000	9,675,900
Stryker Corp	United States	250,000	34,695,000
			206,866,612
Health Care Providers & Services 2.7%
[a] Henry Schein Inc	United States	200,000	36,604,000
UnitedHealth Group Inc	United States	350,000	64,897,000
			101,501,000
Health Care Technology 1.0%
[a] Veeva Systems Inc	United States	600,000	36,786,000
Internet & Direct Marketing Retail 9.8%
[a] Amazon.com Inc	United States	230,000	222,640,000
[a] Liberty Expedia Holdings Inc	United States	220,000	11,884,400
[a] Liberty Ventures, A	United States	330,000	17,255,700
[a] Netflix Inc	United States	200,000	29,882,000
[a] The Priceline Group Inc	United States	30,000	56,115,600
Start Today Co. Ltd	Japan	1,050,000	25,810,108
			363,587,808
Internet Software & Services 15.9%
[a] 2U Inc	United States	350,000	16,422,000
[a] Alarm.com Holdings Inc	United States	200,000	7,526,000
[a] Alibaba Group Holding Ltd., ADR	China	200,000	28,180,000
[a] Alphabet Inc., A	United States	150,000	139,452,000
[a] Alphabet Inc., C	United States	62,170	56,495,744
[a] CommerceHub Inc., A	United States	325,000	5,661,500
[a] CommerceHub Inc., C	United States	110,000	1,918,400
[a] CoStar Group Inc	United States	21,000	5,535,600
[a,b] Delivery Hero AG, 144A	Germany	68,000	2,159,310
[a] Facebook Inc., A.	United States	1,100,000	166,078,000
MercadoLibre Inc	Argentina	100,000	25,088,000
[a] MuleSoft Inc	United States	68,800	1,715,872
NetEase Inc., ADR	China	100,000	30,063,000
[a] Okta Inc., A	United States	20,300	462,840
[a] Q2 Holdings Inc	United States	200,000	7,390,000
[a] Shopify Inc., A	Canada	45,000	3,909,270
Tencent Holdings Ltd	China	2,500,000	89,398,354
			587,455,890
IT Services 7.2%
DXC Technology Co	United States	65,000	4,986,800
[a] Fiserv Inc	United States	300,000	36,702,000
Mastercard Inc., A	United States	1,000,000	121,450,000
[a] Square Inc., A	United States	350,000	8,211,000
Visa Inc., A	United States	1,000,000	93,780,000
			265,129,800

|2

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services 1.8%
[a] Illumina Inc	United States	75,000	$13,014,000
Thermo Fisher Scientific Inc	United States	200,000	34,894,000
[a] Waters Corp	United States	100,000	18,384,000
			66,292,000
Machinery 0.8%
Fortive Corp	United States	250,000	15,837,500
KUKA AG	Germany	100,000	12,222,075
			28,059,575
Media 2.0%
[a] Altice USA Inc	United States	511,200	16,511,760
[a] Liberty Broadband Corp., A	United States	325,000	27,881,750
[a] Liberty Broadband Corp., C	United States	130,907	11,356,182
Naspers Ltd., N	South Africa	100,000	19,434,157
			75,183,849
Pharmaceuticals 0.8%
Merck KGaA	Germany	250,000	30,198,234
Semiconductors & Semiconductor Equipment 8.4%
Analog Devices Inc	United States	225,000	17,505,000
Applied Materials Inc	United States	205,000	8,468,550
ASML Holding NV, N.Y. shs	Netherlands	200,000	26,062,000
Broadcom Ltd	United States	300,000	69,915,000
Intel Corp	United States	800,000	26,992,000
KLA-Tencor Corp	United States	135,000	12,353,850
Lam Research Corp	United States	350,000	49,500,500
[a] MACOM Technology Solutions Holdings Inc	United States	250,000	13,942,500
Monolithic Power Systems	United States	200,000	19,280,000
NVIDIA Corp	United States	350,000	50,596,000
Xilinx Inc	United States	270,000	17,366,400
			311,981,800
Software 15.3%
Activision Blizzard Inc	United States	250,000	14,392,500
[a] Adobe Systems Inc	United States	500,000	70,720,000
[a] ANSYS Inc	United States	200,000	24,336,000
[a] Appian Corp	United States	55,800	1,012,770
[a] Aspen Technology Inc	United States	500,000	27,630,000
[a] Atlassian Corp. PLC	Australia	300,000	10,554,000
[a] Autodesk Inc	United States	250,000	25,205,000
[a] Blackline Inc	United States	170,000	6,075,800
[a] Cadence Design Systems Inc	United States	200,000	6,698,000
[a] Electronic Arts Inc	United States	450,000	47,574,000
[a] Ellie Mae Inc	United States	100,000	10,991,000
[a] Hubspot Inc	United States	250,000	16,437,500
Intuit Inc	United States	250,000	33,202,500
[a] Kinaxis Inc	Canada	25,000	1,557,304
Microsoft Corp	United States	750,000	51,697,500
[a] Salesforce.com Inc	United States	850,000	73,610,000
[a] ServiceNow Inc	United States	500,000	53,000,000
[a] Splunk Inc	United States	155,000	8,817,950
[a] Tyler Technologies Inc	United States	100,000	17,567,000
[a] Ultimate Software Group Inc	United States	165,000	34,659,900

|3

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin DynaTech Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Software (continued)
[a] Workday Inc., A	United States	200,000	$19,400,000
[a] Zendesk Inc	United States	365,000	10,139,700
			565,278,424
Technology Hardware, Storage & Peripherals 1.6%
Apple Inc	United States	400,000	57,608,000
Textiles, Apparel & Luxury Goods 0.3%
NIKE Inc., B	United States	200,000	11,800,000
Total Common Stocks (Cost $1,891,721,859)			3,596,088,305

Short Term Investments (Cost $102,191,032) 2.8%
Money Market Funds 2.8%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.58%	United States	102,191,032	102,191,032
Total Investments (Cost $1,993,912,891) 100.0%			3,698,279,337
Other Assets, less Liabilities 0.0%†			451,208
Net Assets 100.0%			$3,698,730,545

See Abbreviations on page 40.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2017, the value of this security was $2,159,310, representing 0.1% of net assets.
cSee Note 8 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|4

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2017 (unaudited)

Franklin Focused Growth Fund
	Shares	Value
Common Stocks 97.7%
Aerospace & Defense 3.1%
Raytheon Co	600	$96,888
Banks 1.3%
First Republic Bank/CA	400	40,040
Beverages 2.5%
Constellation Brands Inc., A	400	77,492
Biotechnology 5.8%
[a] Celgene Corp	1,000	129,870
[a] Incyte Corp	200	25,182
[a] Tesaro Inc	200	27,972
		183,024
Capital Markets 2.7%
The Goldman Sachs Group Inc	200	44,380
MarketAxess Holdings Inc	200	40,220
		84,600
Construction Materials 0.9%
Martin Marietta Materials Inc	120	26,710
Electrical Equipment 1.0%
Rockwell Automation Inc	200	32,392
Equity Real Estate Investment Trusts (REITs) 4.9%
American Tower Corp	500	66,160
Equinix Inc	200	85,832
		151,992
Food & Staples Retailing 1.8%
Costco Wholesale Corp	350	55,975
Health Care Equipment & Supplies 3.7%
Danaher Corp	700	59,073
[a] IDEXX Laboratories Inc	350	56,497
		115,570
Health Care Providers & Services 2.4%
UnitedHealth Group Inc	400	74,168
Industrial Conglomerates 2.0%
3M Co	300	62,457
Internet & Direct Marketing Retail 10.6%
[a] Amazon.com Inc	220	212,960
[a] Netflix Inc	300	44,823
[a] The Priceline Group Inc	40	74,821
		332,604
Internet Software & Services 16.0%
[a] Alibaba Group Holding Ltd., ADR (China)	300	42,270
[a] Alphabet Inc., A	200	185,936
[a,b] Delivery Hero AG, 144A (Germany)	100	3,176
[a] Facebook Inc., A	1,200	181,176
Tencent Holdings Ltd. (China)	2,500	89,398
		501,956
IT Services 6.0%
Visa Inc., A	2,000	187,560

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Focused Growth Fund (continued)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services 2.8%
[a] Mettler-Toledo International Inc	150	$88,281
Machinery 2.0%
Fortive Corp	1,000	63,350
Media 2.6%
[a] Altice USA Inc	400	12,920
[a] Charter Communications Inc., A	200	67,370
		80,290
Oil, Gas & Consumable Fuels 1.6%
[a] Concho Resources Inc	400	48,612
Personal Products 1.0%
Estee Lauder Cos. Inc., A	330	31,673
Professional Services 0.9%
[a] Verisk Analytics Inc	350	29,529
Semiconductors & Semiconductor Equipment 5.4%
Analog Devices Inc	800	62,240
NVIDIA Corp	300	43,368
Xilinx Inc	1,000	64,320
		169,928
Software 15.8%
Activision Blizzard Inc	1,200	69,084
[a] Adobe Systems Inc	800	113,152
Microsoft Corp	2,000	137,860
[a] Salesforce.com Inc	1,200	103,920
[a] ServiceNow Inc	650	68,900
		492,916
Textiles, Apparel & Luxury Goods 0.9%
NIKE Inc., B	500	29,500
Total Common Stocks (Cost $2,413,042)		3,057,507

Short Term Investments (Cost $94,048) 3.0%
Money Market Funds 3.0%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.58%	94,048	94,048
Total Investments (Cost $2,507,090) 100.7%		3,151,555
Other Assets, less Liabilities (0.7)%		(23,439)
Net Assets 100.0%		$3,128,116

See Abbreviations on page 40.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
June 30, 2017, the value of this security was $3,176, representing less than 0.1% of net assets.
cSee Note 8 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|6

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2017 (unaudited)

Franklin Growth Fund
	Country	Shares	Value

Common Stocks 96.3%
Automobiles & Components 1.0%
Adient PLC	United States	133,712	$8,742,091
BorgWarner Inc	United States	1,650,000	69,894,000
Harley-Davidson Inc	United States	913,096	49,325,446
			127,961,537
Banks 0.4%
U.S. Bancorp	United States	100,000	5,192,000
Wells Fargo & Co	United States	750,000	41,557,500
			46,749,500
Capital Goods 17.5%
3M Co	United States	855,000	178,002,450
Allegion PLC.	United States	700,000	56,784,000
AMETEK Inc	United States	700,000	42,399,000
The Boeing Co	United States	1,100,000	217,525,000
BWX Technologies Inc	United States	700,000	34,125,000
Caterpillar Inc	United States	550,000	59,103,000
Deere & Co	United States	500,000	61,795,000
Emerson Electric Co	United States	1,100,000	65,582,000
Fortive Corp	United States	525,000	33,258,750
General Dynamics Corp	United States	1,000,000	198,100,000
General Electric Co	United States	1,800,000	48,618,000
Huntington Ingalls Industries Inc	United States	425,000	79,118,000
Illinois Tool Works Inc	United States	1,000,000	143,250,000
Ingersoll-Rand PLC	United States	1,100,000	100,529,000
Johnson Controls International PLC	United States	1,337,120	57,977,523
Lockheed Martin Corp	United States	500,000	138,805,000
Northrop Grumman Corp	United States	1,100,000	282,381,000
Raytheon Co	United States	600,000	96,888,000
Rockwell Collins Inc	United States	350,000	36,778,000
[a] Sensata Technologies Holding NV	United States	3,200,000	136,704,000
Stanley Black & Decker Inc	United States	650,000	91,474,500
Textron Inc	United States	1,600,000	75,360,000
United Technologies Corp	United States	930,000	113,562,300
			2,348,119,523
Commercial & Professional Services 3.1%
Dun & Bradstreet Corp	United States	675,000	73,001,250
Equifax Inc	United States	550,000	75,581,000
[a] IHS Markit Ltd	United States	3,556,600	156,632,664
[a] Stericycle Inc	United States	500,000	38,160,000
[a] Verisk Analytics Inc	United States	850,000	71,714,500
			415,089,414
Consumer Durables & Apparel 0.8%
NIKE Inc., B	United States	1,880,000	110,920,000
Consumer Services 1.5%
Carnival Corp	United States	1,200,000	78,684,000
Graham Holdings Co., B	United States	80,000	47,972,000
Marriott International Inc., A	United States	200,000	20,062,000
Starbucks Corp	United States	900,000	52,479,000
			199,197,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Diversified Financials 3.6%
American Express Co	United States	600,000	$50,544,000
[a] Berkshire Hathaway Inc., A	United States	184	46,864,800
BlackRock Inc	United States	225,000	95,042,250
The Charles Schwab Corp	United States	3,000,000	128,880,000
Intercontinental Exchange Inc	United States	1,400,000	92,288,000
T. Rowe Price Group Inc	United States	900,000	66,789,000
			480,408,050
Energy 1.7%
Anadarko Petroleum Corp	United States	1,250,000	56,675,000
Cabot Oil & Gas Corp., A	United States	1,700,000	42,636,000
Halliburton Co	United States	850,000	36,303,500
Royal Dutch Shell PLC, A, ADR	United Kingdom	345,000	18,350,550
Schlumberger Ltd	United States	573,700	37,772,408
[a] TechnipFMC PLC	United Kingdom	1,500,000	40,800,000
			232,537,458
Food & Staples Retailing 0.4%
CVS Health Corp	United States	656,000	52,781,760
Food, Beverage & Tobacco 3.4%
Anheuser-Busch InBev SA/NV, ADR	Belgium	350,000	38,626,000
Brown-Forman Corp., B	United States	1,300,000	63,180,000
Constellation Brands Inc., A	United States	400,000	77,492,000
Mondelez International Inc., A	United States	1,500,000	64,785,000
[a] Monster Beverage Corp	United States	2,700,000	134,136,000
PepsiCo Inc	United States	650,000	75,068,500
			453,287,500
Health Care Equipment & Services 7.8%
Abbott Laboratories	United States	1,350,000	65,623,500
Aetna Inc	United States	650,000	98,689,500
Baxter International Inc	United States	400,000	24,216,000
Becton, Dickinson and Co	United States	77,700	15,160,047
Cardinal Health Inc	United States	300,000	23,376,000
Danaher Corp	United States	1,050,000	88,609,500
[a] Edwards Lifesciences Corp	United States	400,000	47,296,000
[a] Haemonetics Corp	United States	1,000,000	39,490,000
[a] Henry Schein Inc	United States	350,000	64,057,000
Hill-Rom Holdings Inc	United States	300,000	23,883,000
[a] Intuitive Surgical Inc	United States	150,000	140,305,500
[a] Laboratory Corp. of America Holdings	United States	500,000	77,070,000
Medtronic PLC	United States	406,300	36,059,125
Quest Diagnostics Inc	United States	900,000	100,044,000
Stryker Corp	United States	400,000	55,512,000
Teleflex Inc	United States	500,000	103,880,000
[a] Varex Imaging Corp	United States	120,000	4,056,000
[a] Varian Medical Systems Inc	United States	300,000	30,957,000
Zimmer Biomet Holdings Inc	United States	100,000	12,840,000
			1,051,124,172
Household & Personal Products 0.2%
The Procter & Gamble Co	United States	335,000	29,195,250
Insurance 0.3%
Aflac Inc	United States	600,000	46,608,000

|8

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Materials 4.4%
Air Products and Chemicals Inc	United States	500,000	$71,530,000
[a] Axalta Coating Systems Ltd	United States	3,400,000	108,936,000
Celanese Corp., A	United States	1,250,000	118,675,000
The Dow Chemical Co	United States	90,000	5,676,300
Ecolab Inc	United States	920,000	122,130,000
Martin Marietta Materials Inc	United States	400,000	89,032,000
Praxair Inc	United States	575,000	76,216,250
			592,195,550
Media 1.8%
Cable One Inc	United States	80,000	56,872,000
Comcast Corp., A	United States	110,000	4,281,200
The Walt Disney Co	United States	1,724,290	183,205,812
			244,359,012
Pharmaceuticals, Biotechnology & Life Sciences 14.0%
AbbVie Inc	United States	460,000	33,354,600
Agilent Technologies Inc	United States	1,300,000	77,103,000
Allergan PLC	United States	400,000	97,236,000
Amgen Inc	United States	1,000,000	172,230,000
[a] Biogen Inc	United States	500,000	135,680,000
[a] Bioverativ Inc	United States	250,000	15,042,500
[a] Bluebird Bio Inc	United States	200,000	21,010,000
[a] Catalent Inc	United States	3,400,000	119,340,000
[a] Celgene Corp	United States	1,300,000	168,831,000
Eli Lilly & Co	United States	1,450,000	119,335,000
Gilead Sciences Inc	United States	650,000	46,007,000
[a] Illumina Inc	United States	525,000	91,098,000
Johnson & Johnson	United States	1,200,100	158,761,229
Merck & Co. Inc	United States	1,000,000	64,090,000
[a] Mettler-Toledo International Inc	United States	425,000	250,129,500
[a] Neurocrine Biosciences Inc	United States	500,000	23,000,000
Pfizer Inc	United States	2,761,000	92,741,990
Roche Holding AG, ADR	Switzerland	1,700,000	54,060,000
[a] Tesaro Inc	United States	200,000	27,972,000
[a] Waters Corp	United States	625,000	114,900,000
			1,881,921,819
Real Estate 1.4%
American Tower Corp	United States	900,000	119,088,000
Equinix Inc	United States	150,000	64,374,000
			183,462,000
Retailing 2.8%
[a] Amazon.com Inc	United States	350,000	338,800,000
Expedia Inc	United States	200,000	29,790,000
Lowe’s Cos. Inc	United States	60,000	4,651,800
The TJX Cos. Inc	United States	40,000	2,886,800
			376,128,600
Semiconductors & Semiconductor Equipment 2.1%
ASML Holding NV, N.Y. shs	Netherlands	650,000	84,701,500
Broadcom Ltd	United States	20,000	4,661,000
Intel Corp	United States	1,100,000	37,114,000
Lam Research Corp	United States	30,000	4,242,900

|9

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology Inc	United States	45,000	$3,473,100
QUALCOMM Inc	United States	660,000	36,445,200
Texas Instruments Inc	United States	1,400,000	107,702,000
Versum Materials Inc	United States	250,000	8,125,000
			286,464,700
Software & Services 13.7%
[a] Alibaba Group Holding Ltd., ADR	China	480,400	67,688,360
[a] Alphabet Inc., A	United States	165,000	153,397,200
[a] Alphabet Inc., C	United States	158,432	143,971,911
[a] Autodesk Inc	United States	800,000	80,656,000
Automatic Data Processing Inc	United States	700,000	71,722,000
CDK Global LLC	United States	233,333	14,480,646
[a] Check Point Software Technologies Ltd	Israel	525,000	57,267,000
CSRA Inc	United States	2,300,000	73,025,000
DXC Technology Co	United States	1,400,000	107,408,000
[a] Facebook Inc., A	United States	750,000	113,235,000
[a] IAC/InterActiveCorp	United States	300,000	30,972,000
International Business Machines Corp	United States	600,000	92,298,000
Intuit Inc	United States	1,000,000	132,810,000
Mastercard Inc., A	United States	1,400,000	170,030,000
Microsoft Corp	United States	3,400,000	234,362,000
Oracle Corp	United States	1,000,000	50,140,000
[a] Salesforce.com Inc	United States	61,000	5,282,600
[a] ServiceNow Inc	United States	1,000,000	106,000,000
Visa Inc., A.	United States	1,400,000	131,292,000
			1,836,037,717
Technology Hardware & Equipment 7.3%
Apple Inc	United States	4,086,000	588,465,720
Cisco Systems Inc	United States	2,945,000	92,178,500
[a] Keysight Technologies Inc	United States	650,000	25,304,500
[a] Palo Alto Networks Inc	United States	300,000	40,143,000
TE Connectivity Ltd	United States	1,650,000	129,822,000
[a] Trimble Inc	United States	2,700,000	96,309,000
			972,222,720
Transportation 6.4%
Alaska Air Group Inc	United States	3,200,000	287,232,000
Allegiant Travel Co	United States	200,000	27,120,000
Canadian National Railway Co	Canada	1,000,000	81,050,000
Canadian Pacific Railway Ltd	Canada	500,000	80,405,000
Expeditors International of Washington Inc	United States	600,000	33,888,000
J.B. Hunt Transport Services Inc	United States	200,000	18,276,000
Kansas City Southern	United States	750,000	78,487,500
[a] Ryanair Holdings PLC, ADR	Ireland	233,220	25,096,804
Union Pacific Corp	United States	2,030,000	221,087,300
			852,642,604
Utilities 0.7%
American Water Works Co. Inc	United States	700,000	54,565,000
NextEra Energy Inc	United States	250,000	35,032,500
			89,597,500
Total Common Stocks (Cost $5,242,423,149)			12,909,011,386

|10

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Fund (continued)
	Country	Shares	Value
Management Investment Companies (Cost $10,148,164) 0.7%
Diversified Financials 0.7%
[a] Altaba Inc	United States	1,700,000	$92,616,000
Total Investments before Short Term Investments
(Cost $5,252,571,313)			13,001,627,386

Short Term Investments (Cost $415,366,014) 3.1%
Money Market Funds 3.1%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.58%	United States	415,366,014	415,366,014
Total Investments (Cost $5,667,937,327) 100.1%.			13,416,993,400
Other Assets, less Liabilities (0.1)%			(6,974,835)
Net Assets 100.0%			$13,410,018,565

See Abbreviations on page 40.

aNon-income producing.
bSee Note 8 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|11

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2017 (unaudited)

Franklin Income Fund
	Country	Shares	Value

Common Stocks 39.0%
Consumer Discretionary 3.0%
Daimler AG	Germany	8,000,000	$579,075,054
Ford Motor Co	United States	68,814,601	770,035,385
[a] General Motors Co	United States	10,000,000	349,300,000
Nordstrom Inc	United States	1,000,000	47,830,000
Target Corp	United States	13,406,000	700,999,740
			2,447,240,179
Consumer Staples 3.9%
Anheuser-Busch InBev SA/NV, ADR	Belgium	7,000,000	772,520,000
The Coca-Cola Co	United States	25,000,000	1,121,250,000
PepsiCo Inc	United States	5,500,000	635,195,000
Philip Morris International Inc	United States	5,500,000	645,975,000
			3,174,940,000
Energy 6.6%
Anadarko Petroleum Corp	United States	5,382,000	244,019,880
Baker Hughes Inc	United States	10,000,000	545,100,000
BP PLC, ADR	United Kingdom	14,500,000	502,425,000
Chevron Corp	United States	8,000,000	834,640,000
[b,c] Energy XXI Gulf Coast Inc	United States	7,259,184	134,803,047
Exxon Mobil Corp	United States	3,056,588	246,758,349
[b,c,d] Goodrich Petroleum Corp	United States	2,260,859	27,582,480
[b,c,d] Halcon Resources Corp	United States	27,560,600	125,125,124
[a] Halliburton Co	United States	4,952,000	211,499,920
Occidental Petroleum Corp	United States	7,000,000	419,090,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	34,000,000	1,808,460,000
Schlumberger Ltd	United States	430,000	28,311,200
[b,c] Stone Energy Corp	United States	6,151,402	113,062,769
[b,c] W&T Offshore Inc	United States	24,000,000	47,040,000
[b] Weatherford International PLC	United States	45,000,000	174,150,000
			5,462,067,769
Financials 5.1%
AXA SA	France	22,000,000	601,851,519
Bank of America Corp	United States	7,500,000	181,950,000
HSBC Holdings PLC	United Kingdom	55,000,000	509,863,690
JPMorgan Chase & Co	United States	6,000,000	548,400,000
MetLife Inc	United States	11,000,000	604,340,000
U.S. Bancorp.	United States	10,500,000	545,160,000
Wells Fargo & Co	United States	22,500,000	1,246,725,000
			4,238,290,209
Health Care 5.1%
AstraZeneca PLC	United Kingdom	10,000,000	668,859,466
Bristol-Myers Squibb Co	United States	4,000,000	222,880,000
[b] Community Health Systems Inc	United States	1,500,000	14,940,000
Eli Lilly & Co	United States	3,430,000	282,289,000
Medtronic PLC	United States	5,430,098	481,921,197
Merck & Co. Inc	United States	2,000,000	128,180,000
[b] Mylan NV	United States	6,817,400	264,651,468
Pfizer Inc	United States	25,000,000	839,750,000
Roche Holding AG	Switzerland	1,297,022	330,360,128
Sanofi, ADR	France	18,000,000	862,380,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Health Care (continued)
[b] Tenet Healthcare Corp	United States	5,000,000	$96,700,000
			4,192,911,259
Industrials 2.6%
[b,c,e] CEVA Holdings LLC	United States	91,371	22,842,765
Cummins Inc	United States	1,000,000	162,220,000
General Electric Co	United States	30,980,000	836,769,800
Republic Services Inc	United States	6,000,000	382,380,000
Stanley Black & Decker Inc	United States	500,000	70,365,000
Union Pacific Corp	United States	3,506,000	381,838,460
[a] United Technologies Corp	United States	2,419,300	295,420,723
			2,151,836,748
Information Technology 1.6%
[a] Analog Devices Inc	United States	2,000,000	155,600,000
[a] Apple Inc	United States	2,110,000	303,882,200
Microsoft Corp	United States	9,000,000	620,370,000
Oracle Corp	United States	4,846,000	242,978,440
			1,322,830,640
Materials 3.5%
BASF SE	Germany	12,000,000	1,111,500,618
[a] The Dow Chemical Co	United States	17,650,000	1,113,185,500
Rio Tinto PLC, ADR	United Kingdom	14,715,000	622,591,650
			2,847,277,768
Real Estate 0.7%
Host Hotels & Resorts Inc	United States	30,000,000	548,100,000
Telecommunication Services 1.3%
BCE Inc	Canada	6,000,000	270,339,081
TELUS Corp	Canada	2,500,000	86,351,888
Verizon Communications Inc	United States	16,000,000	714,681,107
			1,071,372,076
Utilities 5.6%
[a] Dominion Energy Inc	United States	12,000,000	919,560,000
Duke Energy Corp	United States	5,000,000	417,950,000
Exelon Corp	United States	3,219,525	116,128,267
Great Plains Energy Inc	United States	4,667,500	136,664,400
[a] NextEra Energy Inc	United States	2,500,000	350,325,000
PG&E Corp	United States	10,000,000	663,700,000
PPL Corp	United States	7,000,000	270,620,000
Public Service Enterprise Group Inc	United States	4,000,000	172,040,000
Sempra Energy	United States	4,500,000	507,375,000
The Southern Co	United States	15,000,000	718,200,000
Xcel Energy Inc	United States	7,000,000	321,160,000
			4,593,722,667
Total Common Stocks (Cost $28,504,696,672)			32,050,589,315

|13

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares	Value

Equity-Linked Securities 11.1%
Consumer Discretionary 1.1%
[f] Citigroup Global Markets Holdings Inc. into General Motors Co., 9.00%,
144A	United States	6,785,000	$242,965,252
[f] Credit Suisse AG into General Motors Co., 9.50%, 144A	United States	6,687,000	244,930,848
[f] Merrill Lynch International & Co. CV into Ford Motor Co., 9.50%, 144A	United States	20,300,000	238,984,064
[f] UBS AG into Target Corp., 6.00%, 144A	United States	2,868,000	152,996,730
			879,876,894
Energy 0.9%
[f] Credit Suisse AG New York into Halliburton Co., 8.00%, 144A	United States	4,484,000	197,489,408
[f,g] Deutsche Bank AG/London into Schlumberger Ltd., 6.00%, 144A	United States	3,032,000	197,681,852
[f] JPMorgan Chase & Co. into Anadarko Petroleum Corp., 9.00%, 144A	United States	3,475,000	175,091,656
[f] Wells Fargo Bank National Assn. into Anadarko Petroleum Corp., 8.00%,
144A	United States	2,807,000	135,282,840
			705,545,756
Financials 1.2%
[f] Barclays Bank PLC into Bank of America Corp., 7.00%, 144A.	United States	10,600,000	174,837,683
[f] BNP Paribas Arbitrage Issuance BV into JPMorgan Chase & Co., 6.50%,
144A	United States	3,124,000	228,975,835
[f] BNP Paribas into Bank of America Corp., 8.00%, 144A	United States	6,465,000	157,574,891
[f] Merrill Lynch International & Co. CV into Morgan Stanley, 7.50%, 144A	United States	6,600,000	226,105,440
[f] Wells Fargo Bank National Assn. into MetLife Inc., 8.50%, 144A	United States	3,659,000	168,361,062
			955,854,911
Health Care 1.5%
[f] Barclays Bank PLC into Gilead Sciences Inc., 8.50%, 144A	United States	3,333,000	239,947,243
[f] Credit Suisse AG into Merck & Co. Inc., 7.50%, 144A	United States	4,008,000	260,306,406
[f] Deutsche Bank AG into Medtronic PLC, 6.00%, 144A	United States	1,858,000	159,296,001
[f] JPMorgan Chase & Co. into Merck & Co. Inc., 6.25%, 144A	United States	2,540,000	160,154,790
[f] Morgan Stanley into Eli Lilly & Co., 6.00%, 144A	United States	2,380,000	197,808,940
[f] Royal Bank of Canada into Eli Lilly & Co., 6.50%, 144A	United States	2,600,000	214,096,818
			1,231,610,198
Industrials 2.2%
[f] Citigroup Global Markets Holdings Inc. into Deere & Co., 6.50%, 144A	United States	1,988,000	238,583,490
[f] Citigroup Global Markets Holdings Inc. into Union Pacific Corp., 6.50%,
144A	United States	2,284,000	251,825,752
[f] Deutsche Bank AG into Union Pacific Corp., 7.00%, 144A	United States	968,000	107,401,778
[f] Merrill Lynch International & Co. CV into Deere & Co., 7.00%, 144A	United States	1,887,000	221,298,134
[f] Merrill Lynch International & Co. CV into General Electric Co., 6.00%,
144A	United States	8,932,000	244,612,824
[f] Morgan Stanley into Union Pacific Corp., 6.50%, 144A	United States	910,000	100,325,968
[f] Royal Bank of Canada into General Electric Co., 6.00%, 144A	United States	8,330,000	230,520,730
[f] UBS AG London into Cummins Inc., 7.00%, 144A	United States	1,061,000	166,658,337
[f] Wells Fargo Bank National Assn. into Deere & Co., 7.00%, 144A	United States	2,285,000	271,913,033
			1,833,140,046
Information Technology 3.2%
[f] Barclays Bank PLC into Cisco Systems Inc., 7.00%, 144A	United States	8,250,000	260,055,758
[f] Citigroup Global Markets Holdings Inc. into Intel Corp., 7.00%, 144A	United States	6,797,000	236,542,927
[f] Credit Suisse AG London into Apple Inc., 6.50%, 144A	United States	2,274,000	301,751,782
[f] Goldman Sachs International into Mylan NV, 6.00%, 144A	United States	2,530,000	98,797,342
[f] JP Morgan Chase Bank NA into Apple Inc., 6.50%, 144A	United States	1,840,000	258,872,130
[f] JPMorgan Chase & Co. into Intel Corp., 6.50%, 144A	United States	7,040,000	241,083,244
[f] JPMorgan Chase & Co. into Microsoft Corp., 6.00%, 144A	United States	3,891,000	260,086,891

|14

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares	Value
Equity-Linked Securities (continued)
Information Technology (continued)
[f] Morgan Stanley into Analog Devices Inc., 6.50%, 144A	United States	2,030,000	$153,723,790
[f] Royal Bank of Canada into Apple Inc., 7.00%, 144A	United States	1,703,000	223,732,761
[f] Royal Bank of Canada into Microsoft Corp., 7.00%, 144A.	United States	5,080,000	284,019,869
[f] Societe Generale SA into Analog Devices Inc., 6.00%, 144A	United States	1,580,000	123,557,264
[f] Wells Fargo Bank National Assn. into Intel Corp., 7.00%, 144A	United States	5,804,000	202,199,944
			2,644,423,702
Materials 1.0%
[f] Citigroup Global Markets Holdings Inc. into The Mosaic Co., 12.00%,
144A	United States	6,405,000	151,708,254
[f,g] Deutsche Bank AG into The Dow Chemical Co., 7.00%, 144A	United States	3,166,000	199,964,560
[f] The Goldman Sachs Group Inc. into Rio Tinto PLC, 11.00%, 144A	United Kingdom	4,900,000	207,347,420
[f] Royal Bank of Canada into Barrick Gold Corp., 7.50%, 144A	Canada	7,936,000	130,582,182
[f] Wells Fargo Bank National Assn. into The Mosaic Co., 10.00%, 144A	United States	6,620,000	165,004,274
			854,606,690
Total Equity-Linked Securities (Cost $9,138,592,320)			9,105,058,197
Convertible Preferred Stocks 2.8%
Energy 0.0%†
Chesapeake Energy Corp., 5.75%, cvt. pfd	United States	12,500	7,750,000
Financials 1.4%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	570,218	719,609,414
[b] FNMA, 5.375%, cvt. pfd	United States	4,250	75,437,500
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	235,097	308,238,028
			1,103,284,942
Health Care 0.8%
Allergan PLC, 5.50%, cvt. pfd	United States	200,000	173,616,000
Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	3,000,000	164,340,000
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd	Israel	525,000	312,112,500
			650,068,500
Industrials 0.1%
[b,c,e] CEVA Holdings LLC, cvt. pfd., A-1	United States	2,897	1,086,469
[b,c,e] CEVA Holdings LLC, cvt. pfd., A-2	United States	110,565	30,958,222
[b] Stanley Black & Decker Inc., 5.375%, cvt. pfd	United States	540,000	59,248,800
			91,293,491
Real Estate 0.0%†
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	1,147,000	32,001,300
Utilities 0.5%
Dominion Energy Inc., 6.375%, cvt. pfd., A	United States	2,500,000	119,500,000
Great Plains Energy Inc., 7.00%, cvt. pfd	United States	1,080,000	57,283,200
NextEra Energy Inc., 6.371%, cvt. pfd	United States	3,650,000	234,111,000
			410,894,200
Total Convertible Preferred Stocks
(Cost $2,402,088,694)			2,295,292,433

|15

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Country	Shares		Value

Preferred Stocks 0.1%
Financials 0.1%
[b] FHLMC, 8.375%, pfd., Z	United States	8,132,009		$44,319,449
[b] FNMA, 8.25%, pfd., S	United States	6,000,000		34,560,000
Morgan Stanley, 6.375%, pfd., I	United States	1,977,655		56,442,274
Total Preferred Stocks (Cost $390,689,948)				135,321,723

		Principal
		Amount*

Convertible Bonds 0.8%
Energy 0.4%
[f] Chesapeake Energy Corp., cvt., senior note, 144A, 5.50%, 9/15/26	United States	75,000,000		70,500,000
Cobalt International Energy Inc.,
cvt., senior bond, 3.125%, 5/15/24	United States	49,954,000		10,490,340
cvt., senior note, 2.625%, 12/01/19	United States	70,000,000		18,900,000
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	220,000,000		223,162,500
				323,052,840
Health Care 0.4%
[f] Bayer Capital Corp BV, cvt., junior sub. note, 144A, 5.625%, 11/22/19	Germany	185,000,000	EUR	257,744,541
Impax Laboratories Inc., cvt., senior note, 2.00%, 6/15/22	United States	60,000,000		51,337,500
				309,082,041
Total Convertible Bonds (Cost $668,650,286)				632,134,881

Corporate Bonds 36.7%
Consumer Discretionary 4.3%
[f] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22.	United States	110,000,000		102,850,000
[f] Altice Financing SA,
secured bond, 144A, 7.50%, 5/15/26	Luxembourg	50,000,000		55,625,000
secured note, 144A, 6.625%, 2/15/23	Luxembourg	35,000,000		37,231,250
AMC Networks Inc., 4.75%, 12/15/22	United States	23,600,000		24,396,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.125%, 2/15/23	United States	105,000,000		108,609,375
senior bond, 5.75%, 9/01/23	United States	67,000,000		70,015,000
senior bond, 5.75%, 1/15/24	United States	105,000,000		110,906,250
[f] senior bond, 144A, 5.50%, 5/01/26	United States	60,000,000		63,825,000
[f] senior bond, 144A, 5.125%, 5/01/27	United States	50,000,000		51,250,000
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., senior secured note, first lien, 4.908%, 7/23/25	United States	30,000,000		32,465,130
Cinemark USA Inc.,
senior bond, 4.875%, 6/01/23	United States	21,000,000		21,557,760
senior note, 5.125%, 12/15/22	United States	50,000,000		51,750,000
[f] CSC Holdings LLC, senior note, 144A, 10.125%, 1/15/23	United States	75,000,000		87,375,000
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	300,000,000		308,250,000
senior note, 6.75%, 6/01/21	United States	75,000,000		83,437,500
senior note, 5.875%, 7/15/22	United States	322,500,000		347,493,750
senior note, 5.875%, 11/15/24	United States	128,200,000		137,266,304
senior note, 7.75%, 7/01/26	United States	30,000,000		35,625,000
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	67,600,000		68,825,926
iHeartCommunications Inc., senior secured note, first lien, 9.00%,
12/15/19	United States	328,800,000		259,341,000
[f] International Game Technology PLC, senior secured note, 144A, 6.25%,
2/15/22	United States	46,600,000		50,910,500

|16

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Discretionary (continued)
[f] Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., senior secured note,
first lien, 144A, 6.75%, 11/15/21	United States	50,000,000	$52,375,000
KB Home,
senior bond, 7.50%, 9/15/22	United States	50,000,000	56,687,500
senior note, 7.00%, 12/15/21	United States	50,000,000	56,500,000
[f] PetSmart Inc.,
senior note, 144A, 7.125%, 3/15/23	United States	54,600,000	48,730,500
senior note, 144A, 8.875%, 6/01/25	United States	50,000,000	46,305,000
senior secured note, first lien, 144A, 5.875%, 6/01/25	United States	72,700,000	70,428,125
Quebecor Media Inc., senior bond, 5.75%, 1/15/23	Canada	70,300,000	74,430,125
Regal Entertainment Group, senior note, 5.75%, 3/15/22	United States	30,000,000	31,425,000
[f] Shea Homes LP/Shea Homes Funding Corp.,
senior bond, 144A, 6.125%, 4/01/25	United States	90,000,000	93,375,000
senior note, 144A, 5.875%, 4/01/23	United States	80,000,000	82,760,000
[f] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	90,000,000	95,850,000
senior note, 144A, 4.625%, 5/15/23	United States	88,400,000	91,162,500
[f] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	137,000,000	138,668,660
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	109,020,000	108,338,625
[f] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A,
5.50%, 1/15/25	United Kingdom	80,000,000	83,400,000
[f] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
senior bond, 144A, 4.25%, 5/30/23	United States	84,000,000	84,945,000
senior bond, 144A, 5.50%, 3/01/25	United States	107,000,000	112,818,125
senior bond, 144A, 5.25%, 5/15/27	United States	50,000,000	51,281,250
[f] Ziggo Secured Finance BV, secured bond, 144A, 5.50%, 1/15/27	Netherlands	35,000,000	36,137,500
			3,524,624,155
Consumer Staples 0.3%
[f] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	101,180,000	95,994,525
senior note, 144A, 7.25%, 6/01/21.	United States	98,500,000	98,943,250
senior note, 144A, 5.75%, 6/15/25.	United States	55,000,000	51,975,000
			246,912,775
Energy 7.1%
[f] Ascent Resources Utica Holdings LLC/ARU Finance Corp., senior note,
144A, 10.00%, 4/01/22	United States	225,000,000	226,125,000
Bill Barrett Corp.,
senior bond, 7.00%, 10/15/22	United States	206,512,000	175,535,200
[f] senior note, 144A, 8.75%, 6/15/25.	United States	142,000,000	119,635,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 6.50%, 4/15/21	United States	146,000,000	127,750,000
[f] senior note, 144A, 11.50%, 1/15/21	United States	52,200,000	60,552,000
Chesapeake Energy Corp.,
[f] secured note, second lien, 144A, 8.00%, 12/15/22	United States	570,192,000	605,116,260
senior bond, 6.875%, 11/15/20	United States	95,000,000	95,475,000
[h] senior bond, 6.125%, 2/15/21	United States	226,000,000	222,610,000
[f,h] senior bond, 144A, 8.00%, 6/15/27	United States	100,000,000	98,375,000
senior note, 6.625%, 8/15/20	United States	192,500,000	193,943,750
senior note, 5.375%, 6/15/21	United States	60,000,000	56,400,000
senior note, 4.875%, 4/15/22	United States	55,710,000	52,088,850

|17

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Chesapeake Energy Corp., (continued)
senior note, 5.75%, 3/15/23	United States	75,600,000	$68,985,000
[f,h] senior note, 144A, 8.00%, 1/15/25.	United States	311,000,000	311,777,500
[i] senior note, FRN, 4.408%, 4/15/19	United States	154,000,000	151,690,000
[f] Denbury Resources Inc., senior secured note, 144A, 9.00%, 5/15/21.	United States	105,567,000	101,080,403
[f] Diamondback Energy Inc., senior note, 144A, 5.375%, 5/31/25	United States	50,000,000	51,000,000
Energy Transfer Equity LP, senior secured bond, first lien, 5.50%, 6/01/27 .	United States	140,000,000	145,600,000
Ferrellgas LP/Ferrellgas Finance Corp.,
senior note, 6.50%, 5/01/21	United States	78,795,000	74,855,250
senior note, 6.75%, 1/15/22	United States	70,000,000	66,150,000
senior note, 6.75%, 6/15/23	United States	52,900,000	49,461,500
[f] Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note,
144A, 8.625%, 6/15/20	United States	49,900,000	47,405,000
[f] Gulfport Energy Corp., senior note, 144A, 6.375%, 5/15/25	United States	50,000,000	49,437,500
[c,d,f] Halcon Resources Corp., senior note, 144A, 6.75%, 2/15/25.	United States	108,000,000	97,740,000
Kinder Morgan Inc.,
senior bond, 7.75%, 1/15/32	United States	118,000,000	148,737,230
[f] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	100,000,000	110,774,500
[f] McDermott International Inc., second lien, 144A, 8.00%, 5/01/21	United States	145,270,000	147,085,875
[f] NGPL PipeCo LLC, secured note, 144A, 7.119%, 12/15/17	United States	13,600,000	13,923,000
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	27,000,000	26,325,000
Petroquest Energy Inc.,
second lien, 10.00%, 2/15/21	United States	12,093,000	10,097,655
[j] secured note, second lien, PIK, 10.00%, 2/15/21.	United States	60,751,012	43,892,606
Rex Energy Corp., second lien, 1.00% to 10/01/17, 8.00% thereafter,
10/01/20	United States	109,000,000	59,950,000
[f] Rockies Express Pipeline LLC, senior bond, 144A, 5.625%, 4/15/20	United States	47,000,000	50,172,500
Sabine Pass Liquefaction LLC,
first lien, 6.25%, 3/15/22.	United States	75,000,000	85,002,975
first lien, 5.625%, 4/15/23	United States	124,450,000	138,487,960
first lien, 5.00%, 3/15/27.	United States	36,000,000	38,353,104
senior secured bond, first lien, 5.875%, 6/30/26	United States	20,000,000	22,421,840
senior secured note, first lien, 5.75%, 5/15/24	United States	75,000,000	83,635,500
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	224,790,000	204,558,900
senior note, 6.125%, 1/15/23	United States	110,000,000	88,550,000
[c] Stone Energy Corp., senior note, 7.50%, 5/31/22.	United States	72,845,556	69,203,278
[f] Transocean Inc., senior note, 144A, 9.00%, 7/15/23	United States	50,000,000	52,125,000
[c,f,j] W&T Offshore Inc.,
secured note, second lien, 144A, PIK, 9.00%, 5/15/20	United States	75,645,453	61,953,229
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	67,697,026	47,865,449
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	91,000,000	87,815,000
senior note, 7.75%, 6/15/21	United States	313,000,000	315,738,750
senior note, 4.50%, 4/15/22	United States	250,000,000	221,875,000
senior note, 8.25%, 6/15/23	United States	232,100,000	232,680,250
[f] senior note, 144A, 9.875%, 2/15/24	United States	195,000,000	204,750,000
The Williams Cos. Inc., senior bond, 3.70%, 1/15/23	United States	40,700,000	40,293,000
			5,855,055,814

|18

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Financials 4.3%
[k] Bank of America Corp.,
junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual.	United States	80,000,000	$87,008,000
junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	100,000,000	104,110,000
junior sub. bond, U, 5.20% to 6/01/23, FRN thereafter, Perpetual.	United States	80,000,000	80,894,400
junior sub. bond, X, 6.25% to 9/05/24, FRN thereafter, Perpetual.	United States	85,000,000	92,118,750
[k] Barclays PLC, junior sub. bond, 8.25% to 12/15/18, FRN thereafter,
Perpetual	United Kingdom	75,000,000	79,771,500
CIT Group Inc., senior bond, 5.00%, 8/01/23.	United States	60,000,000	64,800,000
[k] Citigroup Inc.,
junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual.	United States	179,195,000	183,450,881
junior sub. bond, 5.90% to 2/15/23, FRN thereafter, Perpetual.	United States	33,000,000	35,400,750
junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual.	United States	230,000,000	244,950,000
junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	250,000,000	266,562,500
junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	160,000,000	168,233,600
junior sub. bond, P, 5.95% to 5/15/25, FRN thereafter, Perpetual	United States	25,000,000	26,819,500
junior sub. bond, Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	120,000,000	126,491,400
junior sub. bond, T, 6.25% to 8/15/26, FRN thereafter, Perpetual	United States	50,000,000	55,531,250
[f] The Escrow Corp. III,
secured note, second lien, 144A, 5.125%, 5/01/25	United States	50,000,000	50,312,500
senior note, 144A, 7.00%, 8/01/25.	United States	30,000,000	29,962,500
[k] Fifth Third Bancorp, junior sub. bond, 5.10% to 6/30/23, FRN thereafter,
Perpetual	United States	54,000,000	55,080,000
[k] The Goldman Sachs Group Inc., junior sub. note, 5.70% to 5/10/19, FRN
thereafter, Perpetual	United States	30,000,000	31,260,000
[k] HSBC Holdings PLC, junior sub. bond, 6.375% to 9/17/24, FRN thereafter,
Perpetual	United Kingdom	40,000,000	41,957,400
[k] JPMorgan Chase & Co.,
junior sub. bond, 6.125% to 4/30/24, FRN thereafter, Perpetual	United States	60,000,000	64,875,000
junior sub. bond, 6.75% to 2/01/24, FRN thereafter, Perpetual.	United States	100,000,000	113,750,000
junior sub. bond, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	615,000,000	640,061,250
junior sub. bond, Q, 5.15% to 5/01/23, FRN thereafter, Perpetual	United States	100,000,000	103,200,000
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	105,000,000	113,268,750
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	200,000,000	205,250,000
junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	80,000,000	86,900,000
[k] Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter,
Perpetual	United States	58,000,000	60,668,000
Navient Corp., senior note, 6.125%, 3/25/24	United States	35,000,000	36,225,000
[f] OneMain Financial Holdings Inc.,
senior note, 144A, 6.75%, 12/15/19	United States	50,000,000	52,687,500
senior note, 144A, 7.25%, 12/15/21	United States	45,700,000	48,362,025
[k] PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23,
FRN thereafter, Perpetual	United States	54,000,000	55,080,000
[k] Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter,
Perpetual	United States	129,500,000	138,856,375
			3,543,898,831
Health Care 8.5%
[f] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	55,600,000	53,723,500
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	908,600,000	916,550,250
senior note, 7.125%, 7/15/20	United States	420,000,000	410,550,000
senior note, 6.875%, 2/01/22	United States	720,000,000	631,800,000
senior secured note, 5.125%, 8/01/21	United States	20,000,000	20,325,000

|19

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care (continued)
CHS/Community Health Systems Inc., (continued)
senior secured note, first lien, 6.25%, 3/31/23	United States	205,900,000	$213,332,990
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	96,000,000	97,620,000
senior bond, 5.00%, 5/01/25	United States	110,000,000	110,550,000
[f] Endo Dac/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	108,700,000	89,134,000
senior note, 144A, 6.00%, 7/15/23.	United States	208,025,000	175,885,138
[f] Endo Finance LLC, senior note, 144A, 5.75%, 1/15/22	United States	126,000,000	114,004,800
[f] Endo Finance LLC/Endo Finco Inc., senior note, 144A, 5.375%, 1/15/23	United States	25,000,000	21,000,000
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	120,000,000	130,950,000
senior note, 7.50%, 2/15/22	United States	150,000,000	173,062,500
senior secured note, first lien, 5.00%, 3/15/24	United States	134,800,000	143,056,500
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	105,012,000	99,236,340
[f] Horizon Pharma Inc./Horizon Pharma USA Inc., senior note, 144A, 8.75%,
11/01/24	United States	33,303,000	33,969,060
[f] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior
note, 144A, 6.375%, 8/01/23	United States	56,765,000	59,958,031
Kindred Healthcare Inc.,
senior note, 8.00%, 1/15/20	United States	33,845,000	35,706,475
senior note, 8.75%, 1/15/23	United States	50,000,000	52,750,000
Mallinckrodt International Finance SA, senior bond, 4.75%, 4/15/23	United States	66,000,000	56,595,000
[f] Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
senior note, 144A, 4.875%, 4/15/20	United States	177,027,000	173,265,176
senior note, 144A, 5.75%, 8/01/22.	United States	282,525,000	266,986,125
senior note, 144A, 5.625%, 10/15/23	United States	274,050,000	251,440,875
senior note, 144A, 5.50%, 4/15/25.	United States	137,500,000	121,343,750
Tenet Healthcare Corp.,
4.375%, 10/01/21	United States	140,000,000	142,800,000
senior note, 5.00%, 3/01/19	United States	130,000,000	136,546,800
senior note, 5.50%, 3/01/19	United States	50,000,000	52,000,000
senior note, 8.00%, 8/01/20	United States	228,703,000	231,847,666
senior note, 8.125%, 4/01/22	United States	627,500,000	668,287,500
[h] senior note, 6.75%, 6/15/23	United States	395,700,000	396,689,250
[f] senior secured note, second lien, 144A, 7.50%, 1/01/22	United States	36,700,000	39,903,910
[f] Valeant Pharmaceuticals International, senior note, 144A, 6.375%,
10/15/20	United States	263,500,000	256,583,125
[f] Valeant Pharmaceuticals International Inc.,
first lien, 144A, 6.50%, 3/15/22	United States	50,500,000	53,088,125
senior bond, 144A, 6.125%, 4/15/25	United States	122,400,000	104,040,000
senior note, 144A, 5.375%, 3/15/20	United States	285,000,000	275,737,500
senior note, 144A, 5.875%, 5/15/23	United States	153,500,000	132,393,750
senior note, 144A, 7.00%, 3/15/24.	United States	77,300,000	81,454,875
			7,024,168,011
Industrials 2.1%
[f] Ahern Rentals Inc., secured note, second lien, 144A, 7.375%, 5/15/23.	United States	50,000,000	41,250,000
[f] Bombardier Inc.,
senior bond, 144A, 6.125%, 1/15/23	Canada	81,300,000	81,706,500
senior bond, 144A, 7.50%, 3/15/25	Canada	25,100,000	26,104,000
senior note, 144A, 6.00%, 10/15/22	Canada	35,000,000	35,131,250

|20

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Industrials (continued)
[f,j] CEVA Group PLC, senior secured note, first lien, PIK, 144A, 6.00%,
9/01/20	United Kingdom	162,748,457	$157,052,261
[f] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24.	United States	29,500,000	32,450,000
[k] General Electric Co., junior sub. bond, 5.00% to 1/21/21, FRN thereafter,
Perpetual	United States	90,153,000	95,801,086
Hertz Corp., senior note, 6.75%, 4/15/19	United States	46,582,000	46,582,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	80,000,000	81,200,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	130,000,000	134,550,000
senior sub. bond, 6.375%, 6/15/26	United States	120,000,000	122,100,000
senior sub. note, 6.00%, 7/15/22	United States	107,800,000	111,303,500
United Rentals North America Inc.,
senior bond, 6.125%, 6/15/23	United States	100,000,000	104,375,000
senior bond, 5.75%, 11/15/24	United States	121,700,000	127,937,125
senior bond, 5.875%, 9/15/26	United States	13,700,000	14,641,875
senior bond, 5.50%, 5/15/27	United States	35,600,000	36,757,000
[f] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	77,700,000	84,304,500
[f] XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22	United States	330,000,000	348,150,000
			1,681,396,097
Information Technology 1.8%
[f] Belden Inc., senior sub. note, 144A, 5.50%, 9/01/22.	United States	40,000,000	41,400,000
[f] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21.	United States	130,805,000	136,079,058
[f,j] Boxer Parent Co. Inc., senior note, 144A, PIK, 9.00%, 10/15/19	United States	55,000,000	55,206,250
[f] CommScope Inc., senior bond, 144A, 5.50%, 6/15/24	United States	100,000,000	104,469,000
[f] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	74,200,000	79,579,500
[f] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 7.125%, 6/15/24	United States	27,100,000	29,804,092
senior secured bond, first lien, 144A, 6.02%, 6/15/26.	United States	53,750,000	59,312,749
senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	41,400,000	43,679,401
senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	69,750,000	75,775,284
[f] First Data Corp.,
secured note, second lien, 144A, 5.75%, 1/15/24	United States	70,000,000	72,975,000
senior note, 144A, 7.00%, 12/01/23	United States	240,000,000	256,800,000
[f] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	26,346,000	30,232,035
NCR Corp.,
senior note, 5.00%, 7/15/22	United States	40,000,000	41,000,000
senior note, 6.375%, 12/15/23	United States	35,000,000	37,625,000
Qorvo Inc., senior note, 6.75%, 12/01/23	United States	40,000,000	44,050,000
Western Digital Corp.,
senior note, 10.50%, 4/01/24	United States	240,000,000	283,723,200
[f] senior secured note, 144A, 7.375%, 4/01/23.	United States	100,000,000	110,125,000
			1,501,835,569
Materials 2.1%
[f] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 4.625%, 5/15/23	Luxembourg	44,900,000	46,134,750
senior note, 144A, 7.25%, 5/15/24.	Luxembourg	46,500,000	50,917,500
senior note, 144A, 6.00%, 2/15/25.	Luxembourg	25,000,000	26,312,500
Ball Corp., senior bond, 4.00%, 11/15/23	United States	100,000,000	102,625,000
[f] BWAY Holding Co.,
secured note, 144A, 5.50%, 4/15/24	United States	75,000,000	76,781,250
senior note, 144A, 7.25%, 4/15/25.	United States	176,800,000	179,894,000

|21

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[f] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24 .	Mexico	88,400,000	$94,083,236
[f] Cemex SAB de CV,
secured note, 144A, 7.25%, 1/15/21	Mexico	111,000,000	118,267,725
senior secured bond, 144A, 7.75%, 4/16/26	Mexico	75,100,000	85,801,750
senior secured bond, first lien, 144A, 5.70%, 1/11/25.	Mexico	70,000,000	74,638,200
The Chemours Co., senior note, 6.625%, 5/15/23	United States	54,900,000	58,331,250
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond,
4.50%, 1/15/23	United States	105,000,000	110,250,000
[f] First Quantum Minerals Ltd., senior note, 144A, 7.00%, 2/15/21	Zambia	14,400,000	14,832,000
[f] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 4.75%, 5/15/22.	Australia	17,900,000	17,989,500
senior note, 144A, 5.125%, 5/15/24	Australia	44,400,000	44,511,000
senior secured note, 144A, 9.75%, 3/01/22	Australia	500,000,000	571,875,000
[f] Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	45,000,000	46,687,500
[f] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA, first lien, 144A, 5.125%, 7/15/23	United States	21,800,000	22,672,000
			1,742,604,161
Real Estate 0.5%
[f] Crescent Communities LLC/Crescent Ventures Inc., secured note, 144A,
8.875%, 10/15/21.	United States	35,000,000	36,925,000
Equinix Inc., senior bond, 5.375%, 5/15/27	United States	170,000,000	181,687,500
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	80,000,000	82,000,000
iStar Financial Inc., senior note, 6.00%, 4/01/22	United States	37,500,000	38,531,250
iStar Inc., senior note, 5.00%, 7/01/19	United States	100,000,000	101,062,500
			440,206,250
Telecommunication Services 2.9%
CenturyLink Inc.,
senior note, 5.80%, 3/15/22	United States	73,000,000	76,193,750
senior note, 7.50%, 4/01/24	United States	41,600,000	45,656,000
Consolidated Communications Inc., senior note, 6.50%, 10/01/22	United States	76,200,000	76,200,000
[f] Digicel Ltd., senior note, 144A, 6.75%, 3/01/23	Bermuda	68,300,000	64,420,902
Frontier Communications Corp.,
senior bond, 8.75%, 4/15/22	United States	43,900,000	39,643,895
senior note, 9.25%, 7/01/21	United States	63,600,000	62,549,964
senior note, 7.125%, 1/15/23	United States	115,850,000	97,024,375
[f] SFR Group SA, secured bond, 144A, 7.375%, 5/01/26.	France	50,000,000	54,250,000
Sprint Capital Corp., senior note, 6.90%, 5/01/19	United States	200,000,000	214,448,000
Sprint Communications Inc.,
11.50%, 11/15/21	United States	200,000,000	257,000,000
senior note, 8.375%, 8/15/17	United States	135,000,000	136,181,250
senior note, 7.00%, 8/15/20	United States	102,500,000	113,006,250
senior note, 6.00%, 11/15/22	United States	193,000,000	205,062,500
[f] senior note, 144A, 9.00%, 11/15/18	United States	70,000,000	76,059,200
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	187,350,000	215,920,875
senior bond, 7.125%, 6/15/24	United States	190,650,000	212,574,750
senior note, 7.625%, 2/15/25	United States	50,000,000	57,687,500
T-Mobile USA Inc., senior note, 6.00%, 3/01/23	United States	30,000,000	31,827,900
[f] Wind Acquisition Finance SA, secured note, second lien, 144A, 7.375%,
4/23/21	Italy	200,000,000	208,301,000

|22

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Telecommunication Services (continued)
Zayo Group LLC/Zayo Capital Inc.,
senior note, 6.00%, 4/01/23	United States	77,000,000		$81,427,500
[f] senior note, 144A, 5.75%, 1/15/27.	United States	21,500,000		22,548,125
				2,347,983,736
Utilities 2.8%
The AES Corp.,
senior bond, 4.875%, 5/15/23	United States	90,000,000		92,137,500
senior bond, 5.50%, 3/15/24	United States	50,000,000		52,312,500
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	347,000,000		326,613,750
senior note, 5.375%, 1/15/23	United States	340,000,000		332,775,000
senior note, 5.50%, 2/01/24	United States	186,500,000		177,408,125
[f] senior secured bond, 144A, 5.25%, 6/01/26	United States	53,000,000		52,205,000
Dynegy Inc.,
senior bond, 8.034%, 2/02/24	United States	50,983,407		48,434,237
senior note, 6.75%, 11/01/19	United States	470,000,000		487,037,500
senior note, 7.375%, 11/01/22	United States	376,500,000		373,676,250
senior note, 5.875%, 6/01/23	United States	130,000,000		122,200,000
[f] senior note, 144A, 8.00%, 1/15/25.	United States	58,300,000		56,842,500
[f] InterGen NV,
secured bond, 144A, 7.00%, 6/30/23	Netherlands	143,700,000		139,029,750
secured note, 144A, 7.50%, 6/30/21	Netherlands	35,800,000	GBP	44,999,197
				2,305,671,309
Total Corporate Bonds (Cost $28,829,650,079)				30,214,356,708

[i] Senior Floating Rate Interests 4.2%
Consumer Discretionary 1.8%
[g] 24 Hour Fitness Worldwide Inc., Term Loan, 5.046%, 5/28/21	United States	54,954,270		54,782,538
Academy Ltd., Initial Term Loan, 5.172% - 5.226%, 7/02/22	United States	112,391,717		88,602,100
Belk Inc., Closing Date Term Loan, 5.905, 12/12/22	United States	246,837,836		211,416,606
BJ’s Wholesale Club Inc.,
Second Lien Initial Term Loans, 8.71%, 3/24/25	United States	38,817,949		37,932,434
Tranche B Term Loans, 4.968%, 3/27/24	United States	20,000,000		19,435,420
Global Eagle Entertainment Inc., Initial Term Loans, 8.322%, 1/06/23	United States	107,275,312		95,206,840
iHeartCommunications Inc.,
Tranche D Term Loan, 7.976, 1/30/19	United States	918,185,547		752,912,148
Tranche E Term Loan, 8.726, 7/30/19	United States	241,744,256		198,230,290
Neiman Marcus Group Ltd. Inc., Term Loan, 4.339%, 10/25/20	United States	70,900,763		53,663,015
				1,512,181,391
Consumer Staples 0.1%
Almonde Inc.,
2nd Lien Dollar Term Loan, 8.459%, 6/13/25	United States	15,000,000		15,309,375
Dollar Term Loan, 4.736%, 6/13/24	United States	60,000,000		60,086,580
				75,395,955

|23

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value

[i] Senior Floating Rate Interests (continued)
Energy 0.4%
Chesapeake Energy Corp., Class A Loans, 8.686%, 8/23/21	United States	80,000,000	$85,575,040
[e] PetroQuest Energy Inc., Multidraw Term Loan Facility, 10.00%, 10/17/20	United States	30,000,000	30,150,000
[c] W&T Offshore Inc.,
Second Lien Term Loan, 9.00%, 5/15/20	United States	161,850,000	140,000,250
senior secured, 1.5 lien Term Loan, 11.00%, 11/15/19	United States	75,000,000	75,750,000
			331,475,290
Financials 0.2%
First Eagle Investment Management LLC, Initial Term Loans, 4.796%,
12/01/22	United States	75,000,000	75,796,875
Russell Investments US Institutional Holdco Inc., Initial Term Loan,
6.976%, 6/01/23	United States	64,424,623	65,189,665
			140,986,540
Health Care 0.6%
[d,g] Air Medical Group Holdings Inc., 2016 New Term Loan, 7.13%, 4/28/22	United States	50,000,000	49,868,750
Community Health Systems Inc., Term Loan H, 4.045% - 4.202%, 1/15/21 .	United States	25,000,000	24,991,075
Concordia International Corp., Initial Dollar Term Loan, 5.501%, 10/21/21 .	Canada	43,987,500	33,073,102
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 5.50%, 4/27/24	United States	80,000,000	80,768,720
Horizon Pharma Inc., Second Amendment Refinancing Term Loans,
4.875%, 3/29/24	United States	54,862,500	55,171,101
Lannett Co. Inc., Initial Tranche B Term Loans, 6.601%, 11/25/22	United States	60,125,000	59,924,603
MPH Acquisition Holdings LLC, Term Loan B, 4.296%, 6/12/23	United States	39,553,314	39,597,812
Vizient Inc., Term Loan B, 4.726%, 2/13/23	United States	155,970,589	157,627,776
			501,022,939
Industrials 0.4%
CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	United Kingdom	18,246,603	17,068,183
CEVA Intercompany BV, Dutch BV Term Loan, 6.672%, 3/19/21	United Kingdom	18,616,512	17,414,201
CEVA Logistics Canada ULC, Canadian Term Loan, 6.672%, 3/19/21	Canada	3,209,744	3,002,449
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.672%, 3/19/21	United Kingdom	25,677,947	24,019,588
Commercial Barge Line Co., Initial Term Loan, 9.976%, 11/12/20	United States	131,250,000	114,351,563
Navistar Inc., Tranche B Term Loans, 5.09%, 8/07/20.	United States	36,041,915	36,469,913
Vertiv Group Corp., Term B Loans, 5.226%, 11/30/23.	United States	147,086,207	147,819,873
			360,145,770
Information Technology 0.2%
BMC Software Finance Inc., Initial B-1 US Term Loans, 5.226%, 9/10/22	United States	75,904,692	76,170,359
Uber Technologies Inc., Term Loan, 5.216%, 7/13/23	United States	54,587,500	54,655,734
			130,826,093
Materials 0.1%
Avantor Performance Materials Holdings Inc.,
Initial Term Loans, 5.23%, 3/10/24.	United States	49,875,000	50,259,436
Second Lien Initial Term Loans, 9.48%, 3/10/25	United States	38,000,000	38,362,178
			88,621,614
Telecommunication Services 0.2%
Digicel International Finance Ltd., Initial Term B Loans, 4.94%, 5/25/24	United States	60,000,000	60,475,020
[g] Securus Technologies Holdings Inc.,
Second Lien Term Loan, 11.38%, 6/30/25	United States	30,000,000	30,206,250
Term Loan B, 7.38%, 6/30/24	United States	45,000,000	44,936,730
			135,618,000

|24

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value
[i] Senior Floating Rate Interests (continued)
Utilities 0.2%
[g] Intergen NV, Term Advance, 5.80%, 6/13/20	Netherlands	58,161,996	$58,161,996
Talen Energy Supply LLC,
Term B-1 Loans, 5.226%, 7/15/23	United States	64,700,344	60,386,966
Tranche B-2 Term Loan, 5.226%, 4/13/24.	United States	59,820,000	55,757,205
			174,306,167
Total Senior Floating Rate Interests
(Cost $3,650,405,379)			3,450,579,759

		Shares
Escrows and Litigation Trusts 0.0%
[b,e] Motors Liquidation Co., Escrow Account.	United States	400,000,000	—
[b,e] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	11,000,000	—
Total Escrows and Litigation Trusts
(Cost $2,416,248)			—

		Number of
		Contracts
Options Purchased (Cost $26,910,215) 0.0%†
Puts - Exchange-Traded
Financials 0.0%†
S&P 500 Index, July Strike Price $2,350, Expires 7/21/17		5,000	2,700,000
Total Investments before Short Term Investments
(Cost $73,614,099,841)			77,886,033,016

		Principal
	Country	Amount*
Short Term Investments 5.3%
U.S. Government and Agency Securities (Cost $916,972,113) 1.1%
[l] U.S. Treasury Bill, 7/06/17 - 9/28/17	United States	917,750,000	917,045,713
Total Investments before Money Market Funds
(Cost $74,531,071,954)			78,803,078,729

		Shares
Money Market Funds (Cost $3,390,620,822) 4.1%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 0.58%	United States	3,390,620,822	3,390,620,822
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds (Cost $58,098,000) 0.1%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 0.58%	United States	58,098,000	58,098,000

|25

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
		Principal
	Country	Amount*	Value
Repurchase Agreement (Cost $14,525,598) 0.0%†
[o] Joint Repurchase Agreement, 1.08%, 7/03/17
(Maturity Value $14,526,905)
J.P. Morgan Securities LLC
Collateralized by [l]U.S. Treasury Bill, 4/26/18; U.S. Treasury Note,
0.875% - 3.50%, 10/15/17 - 9/30/21; U.S. Treasury Note, Index
linked, 0.125% - 2.125%, 1/15/19 - 4/15/20; (valued at $14,816,792)
	United States	14,525,598	$14,525,598
Total Investments from Cash Collateral Received for
Loaned Securities (Cost $72,623,598)			72,623,598
Total Investments (Cost $77,994,316,374) 100.0%			82,266,323,149
Options Written (0.0)%†			(12,812,500)
Other Assets, less Liabilities (0.0)%†			(7,267,753)
Net Assets 100.0%			$82,246,242,896

		Number of
		Contracts
Options Written (0.0)%†
Calls - Exchange-Traded
Consumer Discretionary (0.0)%†
General Motors Co., August Strike Price $36, Expires 8/18/17.		10,000	(680,000)
Energy (0.0)%†
Halliburton Co., July Strike Price $44, Expires 7/21/17		10,000	(550,000)
Industrials (0.0)%†
United Technologies Corp., July Strike Price $123, Expires 7/21/17		5,000	(545,000)
Information Technology (0.0)%†
Analog Devices Inc., July Strike Price $90, Expires 7/21/17		10,000	(30,000)
Apple Inc., July Strike Price $160, Expires 7/21/17.		10,000	(100,000)
			(130,000)
Materials (0.0)%†
The Dow Chemical Co., August Strike Price $65, Expires 8/18/17		10,000	(980,000)
The Dow Chemical Co., July Strike Price $65, Expires 7/21/17		10,000	(280,000)
			(1,260,000)
Utilities (0.0)%†
Dominion Energy Inc., August Strike Price $82.50, Expires 8/18/17		2,500	(37,500)
NextEra Energy Inc., August Strike Price $145, Expires 8/18/17		5,000	(500,000)
			(537,500)
Puts - Exchange-Traded
Consumer Staples (0.0)%†
Procter & Gamble Co., July Strike Price $85, Expires 7/21/17		10,000	(360,000)
Health Care (0.0)%†
Bristol-Myers Squibb Co., July Strike Price $52.50, Expires 7/21/17		10,000	(430,000)
Industrials (0.0)%†
Cummins Inc., August Strike Price $150, Expires 8/18/17		10,000	(1,700,000)
Cummins Inc., July Strike Price $150, Expires 7/21/17		10,000	(250,000)
General Electric Co., July Strike Price $27, Expires 7/21/17		20,000	(860,000)
			(2,810,000)

|26

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income Fund (continued)
	Number of
	Contracts	Value

Options Written (continued)
Puts - Exchange-Traded (continued)
Information Technology (0.0)%†
Analog Devices Inc., August Strike Price $75, Expires 8/18/17	10,000	$(1,750,000)
Broadcom Ltd., July Strike Price $230, Expires 7/21/17	5,000	(2,360,000)
Intel Corp., July Strike Price $34, Expires 7/21/17	20,000	(1,400,000)
		(5,510,000)
Total Options Written (Premiums received $15,838,829) .		$(12,812,500)

See Abbreviations on page 40.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security is held in connection with written option contracts open at period end.
bNon-income producing.
cSee Note 7 regarding holdings of 5% voting securities.
dAt June 30, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2017, the aggregate value of these securities was $85,037,456, representing 0.1% of net assets.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2017, the aggregate value of these securities was $20,396,551,494, representing 24.8% of net assets.
gA portion or all of the security purchased on a delayed delivery basis.
hA portion or all of the security is on loan at June 30, 2017.
iThe coupon rate shown represents the rate at period end.
jIncome may be received in additional securities and/or cash.
kPerpetual security with no stated maturity date.
lThe security was issued on a discount basis with no stated coupon rate.
mSee Note 8 regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day yield at period end.
oInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2017, all repurchase agreements had been entered into on that date.

|27

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2017 (unaudited)

Franklin U.S. Government Securities Fund
	Principal
	Amount	Value

Mortgage-Backed Securities 97.9%
Government National Mortgage Association (GNMA) Fixed Rate 97.9%
GNMA I SF 15 Year, 6.50%, 5/15/18	$85	$85
GNMA I SF 30 Year, 3.50%, 4/15/43 - 5/15/43	33,651,156	35,101,941
GNMA I SF 30 Year, 4.00%, 10/15/40 - 1/15/45	53,129,867	56,281,798
GNMA I SF 30 Year, 4.00%, 8/15/44	21,229,472	22,502,656
GNMA I SF 30 Year, 4.00%, 1/15/45 - 9/15/45	53,976,426	57,202,072
GNMA I SF 30 Year, 4.00%, 10/15/45 - 8/15/46	7,586,902	8,034,235
GNMA I SF 30 Year, 4.50%, 2/15/39 - 11/15/39	51,182,192	55,419,849
GNMA I SF 30 Year, 4.50%, 3/15/39	20,910,146	22,680,611
GNMA I SF 30 Year, 4.50%, 12/15/39 - 4/15/40	48,393,124	52,338,288
GNMA I SF 30 Year, 4.50%, 4/15/40 - 7/15/40	44,177,192	47,686,535
GNMA I SF 30 Year, 4.50%, 6/15/40	16,994,610	18,528,905
GNMA I SF 30 Year, 4.50%, 7/15/40	19,224,489	20,744,799
GNMA I SF 30 Year, 4.50%, 7/15/40 - 8/15/40	41,195,444	44,470,771
GNMA I SF 30 Year, 4.50%, 8/15/40 - 6/15/41	36,014,716	39,214,484
GNMA I SF 30 Year, 5.00%, 2/15/33 - 10/15/33	52,718,905	58,001,178
GNMA I SF 30 Year, 5.00%, 10/15/33 - 11/15/35.	52,750,674	58,023,017
GNMA I SF 30 Year, 5.00%, 12/15/35 - 10/15/39.	51,995,938	57,207,246
GNMA I SF 30 Year, 5.00%, 8/15/39	25,143,423	27,622,518
GNMA I SF 30 Year, 5.00%, 10/15/39	17,274,474	19,142,425
GNMA I SF 30 Year, 5.00%, 10/15/39	24,316,439	26,984,221
GNMA I SF 30 Year, 5.00%, 10/15/39 - 1/15/40	52,542,353	58,145,677
GNMA I SF 30 Year, 5.00%, 11/15/39	30,627,403	33,996,875
GNMA I SF 30 Year, 5.00%, 1/15/40 - 5/15/40	49,719,000	54,944,013
GNMA I SF 30 Year, 5.00%, 2/15/40	16,481,666	18,284,511
GNMA I SF 30 Year, 5.00%, 3/15/40	19,567,081	21,714,395
GNMA I SF 30 Year, 5.00%, 5/15/40 - 6/15/40	45,236,455	50,161,579
GNMA I SF 30 Year, 5.00%, 9/15/40	26,400,469	29,022,958
GNMA I SF 30 Year, 5.50%, 5/15/28 - 5/15/33	51,493,764	57,910,192
GNMA I SF 30 Year, 5.50%, 5/15/33 - 3/15/35	51,315,393	57,601,080
GNMA I SF 30 Year, 5.50%, 3/15/35 - 12/15/38	46,584,722	52,563,764
GNMA I SF 30 Year, 5.50%, 12/15/38 - 2/15/40	40,868,433	45,740,063
GNMA I SF 30 Year, 6.00%, 10/15/23 - 3/15/33	51,117,801	58,079,617
GNMA I SF 30 Year, 6.00%, 3/15/33 - 2/15/37	50,856,975	58,072,751
GNMA I SF 30 Year, 6.00%, 3/15/37 - 11/15/38	45,794,562	52,162,134
GNMA I SF 30 Year, 6.00%, 11/15/38 - 12/15/39.	20,453,043	23,076,667
GNMA I SF 30 Year, 6.50%, 5/15/23 - 6/15/37	52,066,306	57,706,473
GNMA I SF 30 Year, 6.50%, 6/15/37 - 8/15/37	1,210,372	1,382,600
GNMA I SF 30 Year, 7.00%, 12/15/17 - 9/15/32	36,773,994	40,678,873
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26	93,630	95,873
GNMA I SF 30 Year, 7.50%, 10/15/17 - 8/15/33	10,465,990	11,417,781
GNMA I SF 30 Year, 7.70%, 1/15/21 - 10/15/21	57,744	57,922
GNMA I SF 30 Year, 8.00%, 8/15/17 - 9/15/30	4,314,055	4,495,263
GNMA I SF 30 Year, 8.50%, 7/15/17 - 5/15/25	826,162	864,431
GNMA I SF 30 Year, 9.00%, 7/15/17 - 7/15/23	733,276	754,839
GNMA I SF 30 Year, 9.50%, 8/15/17 - 8/15/22	733,220	742,932
GNMA I SF 30 Year, 10.00%, 8/15/17 - 3/15/25	445,238	450,457
GNMA I SF 30 Year, 10.50%, 7/15/17 - 10/15/21.	212,176	214,530
GNMA I SF 30 Year, 11.00%, 11/15/17 - 5/15/21.	34,505	34,863
GNMA II SF 30 Year, 3.00%, 2/20/45	10,895,488	11,019,375
GNMA II SF 30 Year, 3.00%, 9/20/46	23,859,887	24,131,201
GNMA II SF 30 Year, 3.00%, 10/20/46	37,608,573	38,036,225

Quarterly Statement of Investments | See Notes to Statements of Investments. | 28

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 3.00%, 11/20/46	$24,299,992	$24,576,311
GNMA II SF 30 Year, 3.00%, 2/20/47	163,689,541	165,550,877
[a] GNMA II SF 30 Year, 3.00%, 7/01/47	20,000,000	20,201,563
GNMA II SF 30 Year, 3.50%, 10/20/40 - 5/20/43	41,148,883	42,808,935
GNMA II SF 30 Year, 3.50%, 7/20/42	64,527,334	67,124,671
GNMA II SF 30 Year, 3.50%, 8/20/42	22,216,194	23,110,443
GNMA II SF 30 Year, 3.50%, 9/20/42	146,824,275	152,734,322
GNMA II SF 30 Year, 3.50%, 10/20/42	30,203,412	31,419,190
GNMA II SF 30 Year, 3.50%, 11/20/42	25,117,841	26,128,910
GNMA II SF 30 Year, 3.50%, 4/20/43	31,034,231	32,283,515
GNMA II SF 30 Year, 3.50%, 5/20/43	41,766,073	43,447,389
GNMA II SF 30 Year, 3.50%, 6/20/43	48,231,358	50,172,956
GNMA II SF 30 Year, 3.50%, 8/20/43	34,856,025	36,259,241
GNMA II SF 30 Year, 3.50%, 12/20/46	281,006,032	291,389,422
GNMA II SF 30 Year, 3.50%, 2/20/47	843,459,076	874,625,538
GNMA II SF 30 Year, 3.50%, 5/20/47	774,467,232	803,084,393
GNMA II SF 30 Year, 4.00%, 5/20/40 - 2/20/44	27,849,206	29,572,093
GNMA II SF 30 Year, 4.00%, 11/20/40	42,773,470	45,135,544
GNMA II SF 30 Year, 4.00%, 12/20/40	25,152,469	26,705,556
GNMA II SF 30 Year, 4.00%, 1/20/41	27,596,647	29,316,747
GNMA II SF 30 Year, 4.00%, 7/20/41	34,601,008	36,665,210
GNMA II SF 30 Year, 4.00%, 9/20/41	40,896,113	43,315,859
GNMA II SF 30 Year, 4.00%, 10/20/41	50,093,889	53,050,109
GNMA II SF 30 Year, 4.00%, 11/20/41	45,897,033	48,607,143
GNMA II SF 30 Year, 4.00%, 2/20/44	27,360,890	28,996,293
GNMA II SF 30 Year, 4.00%, 3/20/47	260,086,310	274,056,354
GNMA II SF 30 Year, 4.50%, 5/20/33 - 7/20/40	53,402,620	57,492,615
GNMA II SF 30 Year, 4.50%, 12/20/39	29,235,289	31,536,860
GNMA II SF 30 Year, 4.50%, 5/20/41	38,252,439	41,110,486
GNMA II SF 30 Year, 4.50%, 6/20/41 - 8/20/42	20,077,520	21,578,843
GNMA II SF 30 Year, 4.50%, 6/20/41	46,391,859	49,859,565
GNMA II SF 30 Year, 4.50%, 7/20/41	50,317,411	54,076,731
GNMA II SF 30 Year, 4.50%, 9/20/41	67,232,745	72,262,588
GNMA II SF 30 Year, 4.50%, 10/20/41	50,336,152	54,100,142
GNMA II SF 30 Year, 4.50%, 2/20/44	27,497,857	29,245,789
GNMA II SF 30 Year, 5.00%, 7/20/33 - 4/20/40	51,475,078	57,041,447
GNMA II SF 30 Year, 5.00%, 9/20/33	27,549,326	30,668,325
GNMA II SF 30 Year, 5.00%, 7/20/39	16,664,744	18,224,011
GNMA II SF 30 Year, 5.00%, 5/20/40 - 9/20/41	11,430,361	12,599,685
GNMA II SF 30 Year, 5.00%, 6/20/40	19,769,288	21,869,992
GNMA II SF 30 Year, 5.50%, 6/20/34 - 5/20/35	49,081,678	54,906,279
GNMA II SF 30 Year, 5.50%, 12/20/34	17,568,587	19,679,996
GNMA II SF 30 Year, 5.50%, 6/20/35 - 4/20/40	38,841,766	43,092,444
GNMA II SF 30 Year, 6.00%, 10/20/23 - 3/20/36	50,125,947	57,167,053
GNMA II SF 30 Year, 6.00%, 4/20/36 - 7/20/39	28,057,094	31,715,074
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	26,736,507	30,760,532
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	6,188,044	7,391,685
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	1,386,375	1,582,782
GNMA II SF 30 Year, 8.00%, 10/20/17 - 6/20/30	658,970	773,518
GNMA II SF 30 Year, 8.50%, 9/20/17 - 6/20/25	181,286	190,620
GNMA II SF 30 Year, 9.00%, 11/20/17 - 11/20/21	35,563	38,100
GNMA II SF 30 Year, 9.50%, 6/20/18 - 4/20/25	63,181	65,711

|29

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities Fund (continued)
	Principal
	Amount	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 10.00%, 10/20/17 - 3/20/21	$59,215	$62,834
GNMA II SF 30 Year, 10.50%, 11/20/17 - 1/20/21	60,368	60,881
GNMA II SF 30 Year, 11.00%, 7/20/18 - 1/20/21	12,160	12,231
Total Mortgage-Backed Securities (Cost $5,586,722,876)		5,690,252,951

U.S. Government and Agency Securities (Cost $91,168,992) 1.5%
U.S. Treasury Bond, 4.75%, 2/15/37	67,500,000	90,051,885
Total Investments before Short Term Investments
(Cost $5,677,891,868)		5,780,304,836

	Shares
Short Term Investments (Cost $57,221,731) 1.0%
Money Market Funds 1.0%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.58%	57,221,731	57,221,731
Total Investments (Cost $5,735,113,599) 100.4%		5,837,526,567
Other Assets, less Liabilities (0.4)%		(22,606,526)
Net Assets 100.0%		$5,814,920,041

See Abbreviations on page 40.

[a]Security purchased on a to-be-announced (TBA) basis.
[b]See Note 8 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day yield at period end.

|30

FRANKLIN CUSTODIAN FUNDS

Statement of Investments, June 30, 2017 (unaudited)

Franklin Utilities Fund
	Country	Shares	Value

Common Stocks 98.5%
Electric Utilities 59.3%
ALLETE Inc	United States	600,000	$43,008,000
Alliant Energy Corp	United States	3,800,000	152,646,000
American Electric Power Co. Inc	United States	3,900,000	270,933,000
Duke Energy Corp	United States	3,400,000	284,206,000
Edison International	United States	4,100,000	320,579,000
Emera Inc	Canada	2,000,000	74,389,538
Entergy Corp	United States	1,400,000	107,478,000
Eversource Energy	United States	2,000,000	121,420,000
Exelon Corp	United States	6,700,000	241,669,000
FirstEnergy Corp	United States	5,200,000	151,632,000
Great Plains Energy Inc	United States	5,100,000	149,328,000
[a] Hydro One Ltd., 144A	Canada	2,000,000	35,844,617
NextEra Energy Inc	United States	2,900,000	406,377,000
OGE Energy Corp	United States	1,872,000	65,126,880
PG&E Corp	United States	4,700,000	311,939,000
Pinnacle West Capital Corp	United States	1,900,000	161,804,000
PNM Resources Inc	United States	3,000,000	114,750,000
Portland General Electric Co	United States	1,800,000	82,242,000
PPL Corp	United States	4,400,000	170,104,000
The Southern Co	United States	4,500,000	215,460,000
Westar Energy Inc	United States	1,800,000	95,436,000
Xcel Energy Inc	United States	4,600,000	211,048,000
			3,787,420,035
Gas Utilities 1.6%
ONE Gas Inc	United States	438,181	30,589,416
Spire Inc	United States	1,000,000	69,750,000
			100,339,416
Multi-Utilities 29.9%
Ameren Corp	United States	900,000	49,203,000
Black Hills Corp	United States	500,000	33,735,000
CenterPoint Energy Inc	United States	5,500,000	150,590,000
CMS Energy Corp	United States	4,865,000	225,006,250
Consolidated Edison Inc	United States	1,250,000	101,025,000
Dominion Energy Inc	United States	4,200,000	321,846,000
DTE Energy Co	United States	1,800,000	190,422,000
National Grid PLC	United Kingdom	10,083,333	125,009,852
NiSource Inc	United States	2,000,000	50,720,000
NorthWestern Corp	United States	596,800	36,416,736
Public Service Enterprise Group Inc	United States	2,900,000	124,729,000
Sempra Energy	United States	2,800,000	315,700,000
Vectren Corp	United States	925,100	54,062,844
WEC Energy Group Inc	United States	2,100,000	128,898,000
			1,907,363,682
Oil, Gas & Consumable Fuels 4.3%
[b] Cheniere Energy Inc	United States	300,000	14,613,000
Enbridge Inc. (CAD Traded)	Canada	847,200	33,766,425
Enbridge Inc. (USD Traded)	Canada	984,000	39,173,040
Kinder Morgan Inc	United States	3,700,000	70,892,000
Plains GP Holdings LP, A	United States	551,042	14,415,259
TransCanada Corp	Canada	1,000,000	47,695,097

Quarterly Statement of Investments | See Notes to Statements of Investments. | 31

FRANKLIN CUSTODIAN FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Utilities Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
The Williams Cos. Inc	United States	1,800,000	$54,504,000
			275,058,821
Water Utilities 3.4%
American Water Works Co. Inc	United States	1,800,000	140,310,000
United Utilities Group PLC	United Kingdom	6,700,000	75,707,467
			216,017,467
Total Common Stocks (Cost $3,557,961,049)			6,286,199,421

		Principal
		Amount
Corporate Bonds 0.8%
Electric Utilities 0.1%
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	$5,789,063	6,151,533
Multi-Utilities 0.7%
Aquila Inc., senior note, 8.27%, 11/15/21	United States	6,100,000	7,157,728
MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28	United States	25,000,000	36,452,100
			43,609,828
Total Corporate Bonds (Cost $36,988,967)			49,761,361
Total Investments before Short Term Investments
(Cost $3,594,950,016)			6,335,960,782

		Shares
Short Term Investments (Cost $33,587,347) 0.5%
Money Market Funds 0.5%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.58%	United States	33,587,347	33,587,347
Total Investments (Cost $3,628,537,363) 99.8%			6,369,548,129
Other Assets, less Liabilities 0.2%			11,430,623
Net Assets 100.0%			$6,380,978,752

See Abbreviations on page 40.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2017, the value of this security was $35,844,617, representing 0.5% of net assets.
bNon-income producing.
cSee Note 8 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|32

FRANKLIN CUSTODIAN FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|33

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin Income Fund - Options

4. MORTGAGE DOLLAR ROLLS

The Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage

|34

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin
	Franklin	Focused	Franklin
	DynaTech Fund	Growth Fund	Growth Fund
Cost of investments	$1,995,549,356	$2,507,090	$5,672,279,610

Unrealized appreciation	$1,705,811,696	$654,031	$7,844,095,321
Unrealized depreciation	(3,081,715)	(9,566)	(99,381,531)
Net unrealized appreciation (depreciation)	$1,702,729,981	$644,465	$7,744,713,790
		Franklin
	Franklin	U.S. Government	Franklin
	Income Fund	Securities Fund	Utilities Fund
Cost of investments	$78,273,409,613	$5,735,129,135	$3,628,268,083

Unrealized appreciation	$8,079,551,384	$136,356,599	$2,813,838,154
Unrealized depreciation	(4,086,637,848)	(33,959,167)	(72,558,108)
Net unrealized appreciation (depreciation)	$3,992,913,536	$102,397,432	$2,741,280,046

6. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

At June 30, 2017, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Income Fund
PetroQuest Energy, Inc., Mutlidraw Term Loan Facility	$20,000,000

|35

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended June 30, 2017, investments in “affiliated companies” were as follows:

	Number of
	Shares/				Number of
	Principal				Shares/
	Amount*				Principal
	Held at				Amount*	Value at
	Beginning	Gross		Gross	Held at End	End of	Investment	Realized
Name of Issuer	of Period	Additions		Reductions	of Period	Period	Income	Gain (Loss)

Franklin Income Fund
Controlled Affiliates
Stone Energy Corp	—	6,151,402	[a]	—	6,151,402	$113,062,769	$—	$—
Stone Energy Corp., senior
note, 7.50%, 5/31/22.	—	72,845,556	[a]	—	72,845,556	69,203,278	1,790,787	—
Total Controlled Affiliates						$182,266,047	$1,790,787	$—
Non-Controlled Affiliates
CEVA Holdings LLC	91,371	—		—	91,371	$22,842,765	$—	$—
CEVA Holdings LLC, cvt.
pfd., A-1	2,897	—		—	2,897	1,086,469	—	—
CEVA Holdings LLC, cvt.
pfd., A-2	110,565	—		—	110,565	30,958,222	—	—
Energy XXI Gulf Coast Inc	—	7,259,184	[a]	—	7,259,184	134,803,047	—	—
Goodrich Petroleum Corp .	—	2,303,000	[a]	(42,141)	2,260,859	27,582,480	—	215,729
Halcon Resources Corp	28,306,773	—		(746,173)	27,560,600	125,125,124	—	(11,042,786)
Halcon Resources Corp.,
senior note, 144A, 6.75%,
2/15/25	—	108,000,000		—	108,000,000	97,740,000	3,084,000	—
Halcon Resources Corp.,
secured note, second lien,
144A, 8.625%, 2/01/20	190,000,000	—		(190,000,000)[a]	—	—	7,693,021	25,380,040
PetroQuest Energy Inc	1,283,318	—		(1,283,318)	—	—	—	347,113
PetroQuest Energy Inc.,
secured note, second lien,
PIK, 10.00%, 2/15/21	58,725,000	2,026,012		—	60,751,012	—[b]	—	—
Rex Energy Corp	2,520,000	—		(2,520,000)[a]	—	—	—	—
Rex Energy Corp	6,194,262	2,520,000	[a]	(8,714,262)	—	—	—	(137,389,987)
Rex Energy Corp., second
lien, 1.00% to 10/01/17,
8.00% thereafter, 10/01/20. 110,000,000		—		(1,000,000)	109,000,000	—[b]	—	385,809
W&T Offshore Inc	28,041,726	—		(4,041,726)	24,000,000	47,040,000	—	(11,265,500)
W&T Offshore Inc., Second
Lien Term Loan, 9.00%,
5/15/20	151,850,000	10,000,000		—	161,850,000	140,000,250	10,493,477	—
W&T Offshore Inc., secured
note, second lien, 144A,
PIK, 9.00%, 5/15/20	74,140,000	1,505,453		—	75,645,453	61,953,229	4,236,542	—
W&T Offshore Inc., senior
secured, 1.5 lien Term
Loan, 11.00%, 11/15/19	75,000,000	—		—	75,000,000	75,750,000	6,164,866	—

|36

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of
	Shares/			Number of
	Principal			Shares/
	Amount*			Principal
	Held at			Amount*	Value at
	Beginning	Gross	Gross	Held at End	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)

W&T Offshore Inc., senior
secured note, third lien,
144A, PIK, 10.00%,
6/15/21	65,903,000	1,794,026	—	67,697,026	$47,865,449	$3,076,563	$—

Total Non-Controlled Affiliates					$812,747,035	$34,748,469	$(133,369,582)

Total Affiliated Securities (Value is 1.2% of Net Assets)					$995,013,082	$36,539,256	$(133,369,582)

*In U.S. dollars unless otherwise indicated.
aGross addition/reduction was the result of various corporate actions.
bAs of June 30, 2017 no longer an affiliate.

8. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2017, investments in affiliated management investment companies were as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Franklin DynaTech Fund
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.58%.	17,719,400	456,359,950	(371,888,318)	102,191,032	$102,191,032	$129,092	$ –	0.5%

Franklin Focused Growth Fund
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.58%.	–	106,445	(12,397)	94,048	$94,048	$83	$ –	–%[a]

Franklin Growth Fund
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.58%.	856,457,573	631,045,831	(1,072,137,390)	415,366,014	$415,366,014	$726,489	$ –	2.2%

Franklin Income Fund
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.58%.	1,087,361,640	13,060,597,819	(10,699,240,637)	3,448,718,822	$3,448,718,822	$4,083,543	$ –	18.2%

|37

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8.	INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin U.S. Government
Securities Fund
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.58%.	100,549,302	832,843,792	(876,171,363)	57,221,731	$57,221,731	$128,988	$ –	0.3%

Franklin Utilities Fund
Institutional
Fiduciary Trust
Money Market
Portfolio, 0.58%.	35,157,723	292,414,237	(293,984,613)	33,587,347	$33,587,347	$54,147	$ –	0.2%

[a]Rounds to less than 0.1%

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Equity Investments[a]	$3,596,088,305	$—	$—	$3,596,088,305
Short Term Investments	102,191,032	—	—	102,191,032
Total Investments in Securities	$3,698,279,337	$—	$—	$3,698,279,337

Franklin Focused Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$3,057,507	$—	$—	$3,057,507
Short Term Investments	94,048	—	—	94,048
Total Investments in Securities	$3,151,555	$—	$—	$3,151,555

|38

			FRANKLIN CUSTODIAN FUNDS
	NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Growth Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$13,001,627,386	$—	$—	$13,001,627,386
Short Term Investments	415,366,014	—	—	415,366,014
Total Investments in Securities	$13,416,993,400	$—	$—	$13,416,993,400

Franklin Income Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Financials	$5,401,459,374	$75,437,500	$—	$5,476,896,874
Industrials	2,188,242,783	54,887,456	—	2,243,130,239
All Other Equity Investments[a]	26,761,176,358	—	—	26,761,176,358
Equity-Linked Securities	—	9,105,058,197	—	9,105,058,197
Convertible Bonds	—	632,134,881	—	632,134,881
Corporate Bonds	—	30,214,356,708	—	30,214,356,708
Senior Floating Rate Interests	—	3,450,579,759	—	3,450,579,759
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	2,700,000	—	—	2,700,000
Short Term Investments	4,365,764,535	14,525,598	—	4,380,290,133
Total Investments in Securities	$38,719,343,050	$43,546,980,099	$—	$82,266,323,149

Other Financial Instruments:
Unfunded Loan Commitments.	$—	$100,000	$—	$100,000

Liabilities:
Other Financial Instruments:
Options Written	$12,812,500	$—	$—	$12,812,500

Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$—	$5,690,252,951	$—	$5,690,252,951
U.S. Government and Agency Securities	—	90,051,885	—	90,051,885
Short Term Investments	57,221,731	—	—	57,221,731
Total Investments in Securities	$57,221,731	$5,780,304,836	$—	$5,837,526,567

Franklin Utilities Fund
Assets:
Investments in Securities:
Equity Investments[a]	$6,286,199,421	$—	$—	$6,286,199,421
Corporate Bonds	—	49,761,361	—	49,761,361
Short Term Investments	33,587,347	—	—	33,587,347
Total Investments in Securities	$6,319,786,768	$49,761,361	$—	$6,369,548,129

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks and management investment companies as well as other equity investments.
cIncludes securities determined to have no value at June 30, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be

|39

FRANKLIN CUSTODIAN FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. NEW ACCOUNTING PRONOUNCEMENTS (continued)

amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

11. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds’ financial statements and related disclosures.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Currency		Selected Portfolio
CAD	Canadian Dollar	ADR	American Depositary Receipt
EUR	Euro	FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound	FNMA	Federal National Mortgage Association
USD	United States Dollar	FRN	Floating Rate Note
		L/C	Letter of Credit
		PIK	Payment-In-Kind
		SF	Single Family

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  August 25, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 25, 2017